DWS Strategic High Yield Tax-Free Fund N-1A Cover	Sep. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Municipal Trust Deutsche DWS Municipal Trust
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 24, 2026
Prospectus Date	Oct. 01, 2026